Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 211	$ 3
Revenue recognized included in the beginning balance	(16)	(3)
Increase due to consideration received, net of revenue recognized	5	211
End of year	200	211
Current portion - End of year	$ 115	$ 50